Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable [Member]
Numerator
Allocation of net income (loss)	$ (191,267)	$ 330,771	$ 614,766	$ 308,952
Denominator
Weighted average shares outstanding	3,519,819	16,500,000	11,745,355	16,439,560
Basic net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02
Non-redeemable [Member]
Numerator
Allocation of net income (loss)	$ (224,153)	$ 82,693	$ 215,907	$ 77,522
Denominator
Weighted average shares outstanding	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Basic net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06